United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended March 31, 2000

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	Pine Grove
		4 Orinda Way, Suite 240-B
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true,
correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:

Sanford J. Colen,	Orinda, CA	May 4, 2000

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	88

Form 13F Information Table Value Total:	$221,492

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC

Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:		Item 8:
Name of Issuer		 Title of Class		CUSIP	 	Value 	 	Shares / 	Investment	Other	 Voting Authority (Shares)
				 					(x $1000) 	Prn Amt 	Discretion	Managers	Shared

ABERCROMBIE & FITCH 	 common stock	2896207	 $832 		52,000		other		1		52,000
ACTEL CORP		 common stock	4934105	 $3,148 	88,200		other		1		88,200
AFFILIATED MGRS GRP	 common stock	8252108	 $2,375 	50,000		other		1		50,000
AMER EAGLE OUTFITTER common stock	02553E106	 $6,920 	182,400	other		1		182,400
AMERICREDIT CORP	 common stock	03060R101	 $11,174 	685,000	other		1		685,000
ANNTAYLOR STORES 	 common stock	36115103	 $4,865 	211,500	other		1		211,500
APACHE CORP		 common stock	37411105	 $1,990 	40,000		other		1		40,000
ASM INTERNATIONAL       common stock	2007979	 $870 		30,000		other		1		30,000
AVIGEN INC			 common stock	53690103	 $437 		9,832		other		1		9,832
BAKER (J.) INC		 common stock	57232100	 $2,415 	345,000	other		1		345,000
BARD (C.R.) INC		 common stock	67383109	 $1,242 	32,100		other		1		32,100
BROADWING INC		 common stock	111620100	 $6,374 	171,400	other		1		171,400
CARNIVAL CORP		 common stock	143658102	 $3,970 	160,000	other		1		160,000
CATALYTICA INC		 common stock	148885106	 $1,165 	80,000		other		1		80,000
C-COR.NET CORP	 	 common stock	125010108	 $2,205 	45,000		other		1		45,000
CENDANT CORP		 common stock	151313103	 $1,850 	100,000	other		1		100,000
CLARK (DICK) PROD INC	 common stock	181512104	 $217 		16,206		other		1		16,206
COASTAL CORP		 common stock	190441105	 $4,407 	95,800		other		1		95,800
COMPAQ COMPUTER 	 common stock	204493100	 $4,013 	150,000	other		1		150,000
CORECOMM LIMITED	 common stock	2297101	 $946 		21,500		other		1		21,500
COUNTRYWIDE CREDIT	 common stock	222372104	 $1,698 	62,300		other		1		62,300
CYPRESS SEMI CORP	 common stock	232806109	 $739 		15,000		other		1		15,000
CYTYC CORPORATION	 common stock	232946103	 $1,448 	30,000		other		1		30,000
DREYER'S GRAND ICE 	 common stock	261878102	 $579 		22,500		other		1		22,500
DRIL-QUIP			 common stock	262037104	 $589 		12,500		other		1		12,500
EOG RESOURCES INC	 common stock	26875P101	 $519 		24,500		other		1		24,500
ESS TECHNOLOGY		 common stock	269151106	 $875 		50,000		other		1		50,000
FUSION NETWORKS 	 common stock	36112N108	 $311 		35,000		other		1		35,000
GIGA-TRONICS INC	 common stock	375175106	 $1,398 	125,000	other		1		125,000
GUESS? INC			 common stock	401617105	 $1,530 	47,800		other		1		47,800
HOME PRODUCTS INTL	 common stock	437305105	 $439 		39,500		other		1		39,500
IGEN INTERNATIONAL 	 common stock	449536101	 $4,450 	177,985	other		1		177,985
II-VI INC			 common stock	902104108	 $874 		23,000		other		1		23,000
IMPERIAL BANCORP	 common stock	452556103	 $1,643 	53,000		other		1		53,000
IMS HEALTH INC		 common stock	449934108	 $4,912 	290,000	other		1		290,000
INTASYS CORPORATION	 common stock	45809M109	 $510 		70,000		other		1		70,000
INTERLINK ELECTRN	 common stock	458751104	 $620 		6,500		other		1		6,500
JAN BELL MARKETING 	 common stock	470760109	 $203 		70,500		other		1		70,500
JDA SOFTWARE GROUP 	 common stock	46612K108	 $1,463 	100,000	other		1		100,000
JONES APPAREL GROUP 	 common stock	480074103	 $9,203 	291,000	other		1		291,000
KENNETH COLE PROD	 common stock	193294105	 $2,738 	69,750		other		1		69,750
KRAUSE'S FURNITURE 	 common stock	500760202	 $3,678 	949,048	other		1		949,048
LANDSTAR SYSTEM INC	 common stock	515098101	 $1,944 	35,500		other		1		35,500
LASER PHOTONICS INC	 common stock	517903308	 $1,703 	125,000	other		1		125,000
LINCOLN NATIONAL 	 common stock	534187109	 $2,010 	60,000		other		1		60,000
LOWE'S COMPANIES	 common stock	548661107	 $1,459 	25,000		other		1		25,000
MCNAUGHTON APPAREL common stock	582524104	 $2,723 	330,000	other		1		330,000
MENTOR CORP/MINN	 common stock	587188103	 $2,025 	75,000		other		1		75,000
MERCER INTL INC-SBI	 common stock	588056101	 $200 		25,000		other		1		25,000
MERCURY INTERACTIVE  common stock	589405109	 $793 		10,000		other		1		10,000
NANOGEN INC		 common stock	630075109	 $1,054 	31,000		other		1		31,000
NAUTICA ENTERPRISES	 common stock	639089101	 $940 		80,000		other		1		80,000
NEUROBIOLOGICAL TECHcommon stock	64124W106	 $405 		67,500		other		1		67,500
NEWPORT CORP		 common stock	651824104	 $5,400 	40,000		other		1		40,000
NEXMED INC		 common stock	652903105	 $476 		30,000		other		1		30,000
NORDSTROM INC		 common stock	655664100	 $5,163 	175,000	other		1		175,000
NOVEL DENIM 		 common stock	2083399	 $507 		137,500	other		1		137,500
NTL INCORPORATED	 common stock	629407107	 $11,236 	121,063	other		1		121,063
OPTIKA INC			 common stock	683973101	 $1,260 	45,000		other		1		45,000
PANJA INC			 common stock	698493103	 $575 		25,000		other		1		25,000
PARADYNE NETWORKS	 common stock	69911G107	 $2,480 	80,000		other		1		80,000
PICTURETEL CORP		 common stock	720035302	 $881 		100,675	other		1		100,675
POLO RALPH LAUREN 	 common stock	731572103	 $3,027 	162,000	other		1		162,000
PRECISION DRILLING 	 common stock	74022D100	 $1,836 	55,000		other		1		55,000
PRESSTEK INC		 common stock	741113104	 $1,691 	71,200		other		1		71,200
PSINET INC			 common stock	74437C101	 $1,020 	30,000		other		1		30,000
QUALCOMM INC		 common stock	747525103	 $3,837 	25,700		other		1		25,700
QUIKSILVER INC		 common stock	74838C106	 $5,780 	329,100	other		1		329,100
RAINBOW TECH		 common stock	750862104	 $934 		25,000		other		1		25,000
RELIASTAR FINANCIAL 	 common stock	75952U103	 $474 		14,000		other		1		14,000
SABRE HOLDINGS CORP	 common stock	785905100	 $2,586 	70,000		other		1		70,000
SEPRACOR INC		 common stock	817315104	 $2,199 	30,200		other		1		30,200
SOLUTIA INC		 common stock	834376105	 $2,413 	180,400	other		1		180,400
SPANISH BROADCASTINGcommon stock	846425882	 $2,345 	100,000	other		1		100,000
STAMPS.COM INC		 common stock	852857101	 $2,704 	140,000	other		1		140,000
SYBRON INTL CORP	 common stock	87114F106	 $3,118 	107,500	other		1		107,500
TEFRON LTD		 common stock	2108010	 $239 		15,000		other		1		15,000
TELESPECTRUM WRLD	 common stock	87951U109	 $1,015 	145,000	other		1		145,000
TJX COMPANIES INC	 common stock	872540109	 $4,881 	220,000	other		1		220,000
TOPPS COMPANY (THE)	 common stock	890786106	 $2,336 	281,000	other		1		281,000
UNITED RETAIL GROUP 	 common stock	911380103	 $2,836 	298,500	other		1		298,500
VENTRO CORPORATION	 common stock	922815105	 $1,699 	30,000		other		1		30,000
VETERINARY CTRS AMERcommon stock	925514101	 $2,200 	160,000	other		1		160,000
WESTCOAST HOSP		 common stock	95750P106	 $1,511 	226,000	other		1		226,000
WET SEAL INC  -CL A	 common stock	961840105	 $4,993 	317,000	other		1		317,000
WHOLE FOODS MARKET	 common stock	966837106	 $6,879 	166,000	other		1		166,000
WILLIAMS-SONOMA INC	 common stock	969904101	 $12,493 	403,000	other		1		403,000
XL CAPITAL LTD -CLASS  common stock	2283401	 $1,384 	25,000		other		1		25,000

   Total									 $221,492
